UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® Mid Cap Growth Fund

11/30/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Aerospace – 1.3%
Goodrich Corp.	156,960	$9,314,006

Airlines – 0.6%
Copa Holdings S.A., “A”	86,800	$4,325,244

Apparel Manufacturers – 0.6%
Coach, Inc.	127,460	$4,429,235

Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc. (a)	145,560	$6,601,146
Human Genome Sciences, Inc. (a)	56,800	1,580,176
Illumina, Inc. (a)	70,700	2,044,644

		$10,225,966

Broadcasting – 1.2%
Discovery Communications, Inc., “A” (a)	272,070	$8,692,636

Brokerage & Asset Managers – 3.9%
Affiliated Managers Group, Inc. (a)	142,170	$9,270,906
BM&F BOVESPA S.A.	531,800	3,574,617
Evercore Partners, Inc.	92,400	2,865,324
Greenhill & Co., Inc.	31,960	2,609,534
IntercontinentalExchange, Inc. (a)	18,040	1,926,492
Lazard Ltd.	58,840	2,280,638
TD AMERITRADE Holding Corp. (a)	278,730	5,474,257

		$28,001,768

Business Services – 5.6%
Amdocs Ltd. (a)	175,430	$4,636,615
Cognizant Technology Solutions Corp., “A” (a)	199,860	8,779,850
Concur Technologies, Inc. (a)	125,050	4,634,353
CoStar Group, Inc. (a)	119,970	4,766,408
Fidelity National Information Services, Inc.	158,520	3,582,552
MasterCard, Inc., “A”	42,010	10,118,529
Visa, Inc., “A”	47,180	3,821,580

		$40,339,887

Computer Software – 7.5%
Adobe Systems, Inc. (a)	392,940	$13,784,335
Akamai Technologies, Inc. (a)	199,200	4,780,800
Autodesk, Inc. (a)	152,740	3,581,753
Autonomy Corp. PLC (a)	116,000	2,734,089
Citrix Systems, Inc. (a)	240,020	9,163,964
MicroStrategy, Inc., “A” (a)	78,490	6,873,369
Parametric Technology Corp. (a)	559,860	8,431,492
VeriSign, Inc. (a)	198,360	4,451,198

		$53,801,000

Computer Software - Systems – 1.9%
Mercadolibre, Inc. (a)	95,100	$4,694,136
MICROS Systems, Inc. (a)	332,420	9,327,705

		$14,021,841

Construction – 1.8%
Black & Decker Corp.	52,130	$3,163,770
Lennar Corp., “A”	114,300	1,448,181
NVR, Inc. (a)	3,920	2,638,748
Sherwin-Williams Co.	94,300	5,737,212

		$12,987,911

Consumer Products – 1.8%
Church & Dwight Co., Inc.	99,500	$5,874,480

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Natura Cosméticos S.A.	378,160	$7,227,154

		$13,101,634

Consumer Services – 5.9%
Capella Education Co. (a)	109,550	$7,808,724
DeVry, Inc.	181,030	9,833,550
Monster Worldwide, Inc. (a)	211,040	3,083,294
Priceline.com, Inc. (a)	51,090	10,939,391
Sotheby’s	96,300	1,826,811
Strayer Education, Inc.	46,530	9,189,675

		$42,681,445

Containers – 0.3%
Owens-Illinois, Inc. (a)	76,782	$2,400,973

Electrical Equipment – 5.0%
AMETEK, Inc.	249,740	$9,130,494
Baldor Electric Co.	160,660	4,136,995
Danaher Corp.	109,940	7,796,945
Mettler-Toledo International, Inc. (a)	66,110	6,576,623
Rockwell Automation, Inc.	94,420	4,106,326
Tyco Electronics Ltd.	174,550	4,051,305

		$35,798,688

Electronics – 4.2%
Dolby Laboratories, Inc., “A” (a)	91,530	$4,093,222
Hittite Microwave Corp. (a)	127,210	4,798,361
Linear Technology Corp.	249,530	6,729,824
National Semiconductor Corp.	464,480	6,781,408
Silicon Laboratories, Inc. (a)	103,170	4,356,869
Tessera Technologies, Inc. (a)	130,800	3,096,036

		$29,855,720

Energy - Independent – 2.5%
Newfield Exploration Co. (a)	120,800	$5,107,424
Plains Exploration & Production Co. (a)	134,318	3,654,793
Ultra Petroleum Corp. (a)	193,980	9,115,120

		$17,877,337

Entertainment – 1.7%
DreamWorks Animation, Inc., “A” (a)	264,730	$8,860,513
TiVo, Inc. (a)	323,130	3,198,987

		$12,059,500

Food & Beverages – 2.8%
Flowers Foods, Inc.	117,610	$2,692,093
J.M. Smucker Co.	166,440	9,833,275
Mead Johnson Nutrition Co., “A”	178,360	7,824,653

		$20,350,021

Gaming & Lodging – 3.6%
International Game Technology	476,230	$8,995,985
Las Vegas Sands Corp. (a)	149,400	2,288,808
Royal Caribbean Cruises Ltd. (a)	298,290	7,328,985
Starwood Hotels & Resorts Worldwide, Inc.	220,470	7,059,449

		$25,673,227

General Merchandise – 0.5%
Dollar General Corp. (a)	149,800	$3,445,400

Insurance – 2.1%
Allied World Assurance Co. Holdings Ltd.	52,360	$2,502,284

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Aspen Insurance Holdings Ltd.	193,090	$5,002,962
Verisk Analytics, Inc. (a)	286,490	7,709,446

		$15,214,692

Leisure & Toys – 0.4%
THQ, Inc. (a)	579,740	$2,840,726

Machinery & Tools – 2.0%
Flowserve Corp.	55,400	$5,510,084
Kennametal, Inc.	267,520	6,019,200
Ritchie Bros. Auctioneers, Inc.	127,700	3,041,814

		$14,571,098

Major Banks – 0.7%
Regions Financial Corp.	410,400	$2,404,944
State Street Corp.	60,980	2,518,474

		$4,923,418

Medical & Health Technology & Services – 8.3%
athenahealth, Inc. (a)	112,110	$4,697,409
Cerner Corp. (a)	82,000	6,173,780
DaVita, Inc. (a)	31,200	1,848,288
Express Scripts, Inc. (a)	138,430	11,877,294
Henry Schein, Inc. (a)	70,620	3,506,989
IDEXX Laboratories, Inc. (a)	202,670	10,143,633
Lincare Holdings, Inc. (a)	121,300	4,308,576
Medassets, Inc. (a)	166,390	3,883,543
Medco Health Solutions, Inc. (a)	135,700	8,570,812
MEDNAX, Inc. (a)	82,370	4,630,018

		$59,640,342

Medical Equipment – 3.3%
C.R. Bard, Inc.	37,870	$3,113,293
DENTSPLY International, Inc.	187,440	6,245,501
Edwards Lifesciences Corp. (a)	54,530	4,486,728
Intuitive Surgical, Inc. (a)	12,320	3,456,253
St. Jude Medical, Inc. (a)	170,580	6,261,992

		$23,563,767

Metals & Mining – 0.8%
Cliffs Natural Resources, Inc.	60,890	$2,682,813
Steel Dynamics, Inc.	173,880	2,942,050

		$5,624,863

Natural Gas - Distribution – 0.8%
EQT Corp.	93,220	$3,836,003
Questar Corp.	52,080	2,066,014

		$5,902,017

Network & Telecom – 0.9%
Ciena Corp. (a)(l)	408,230	$4,959,994
Palm, Inc. (a)(l)	136,900	1,493,579

		$6,453,573

Oil Services – 3.5%
Cameron International Corp. (a)	201,740	$7,625,772
Oceaneering International, Inc. (a)	120,700	6,593,841
Pride International, Inc. (a)	121,600	3,846,208
Smith International, Inc.	252,310	6,857,786

		$24,923,607

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 1.3%
Ocwen Financial Corp. (a)	147,800	$1,377,496
People’s United Financial, Inc.	103,510	1,686,178
SVB Financial Group (a)	126,220	4,778,689
TCF Financial Corp.	92,700	1,218,078

		$9,060,441

Precious Metals & Minerals – 1.2%
Teck Resources Ltd., “B” (a)	247,810	$8,628,744

Printing & Publishing – 2.4%
Moody’s Corp.	96,720	$2,246,806
MSCI, Inc., “A” (a)	260,660	7,942,310
VistaPrint Ltd. (a)	127,850	7,291,285

		$17,480,401

Restaurants – 0.5%
P.F. Chang’s China Bistro, Inc. (a)	119,770	$3,906,897

Specialty Chemicals – 0.9%
Airgas, Inc.	140,660	$6,505,525

Specialty Stores – 7.7%
Abercrombie & Fitch Co., “A”	253,040	$10,103,887
Advance Auto Parts, Inc.	97,250	3,821,925
Ctrip.com International Ltd., ADR (a)	71,380	5,235,723
Dick’s Sporting Goods, Inc. (a)	261,400	5,426,664
GameStop Corp., “A” (a)	110,600	2,699,746
J. Crew Group, Inc. (a)	134,200	5,742,418
Limited Brands, Inc.	149,600	2,481,864
Ross Stores, Inc.	109,710	4,825,046
Staples, Inc.	319,530	7,451,440
Tiffany & Co.	174,980	7,468,146

		$55,256,859

Telephone Services – 1.7%
American Tower Corp., “A” (a)	302,130	$12,363,160

Trucking – 3.3%
Atlas Air Worldwide Holdings, Inc. (a)	81,000	$2,373,300
Expeditors International of Washington, Inc.	189,650	6,055,524
J.B. Hunt Transport Services, Inc.	120,510	3,839,449
Landstar System, Inc.	220,540	8,230,553
Old Dominion Freight Lines, Inc. (a)	115,650	3,062,412

		$23,561,238

Utilities - Electric Power – 0.5%
AES Corp. (a)	286,020	$3,643,895

Total Common Stocks		$693,448,702

Collateral for Securities Loaned – 0.6%
Morgan Stanley, Repurchase Agreement, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,279,268 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $4,364,912 in an individually traded account), at Net Asset Value	4,279,250	$4,279,250
Money Market Funds (v) – 3.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	25,485,962	$25,485,962

Total Investments		$723,213,914
Other Assets, Less Liabilities – (0.5)%		(3,765,038)

Net Assets – 100.0%		$719,448,876

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009, in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$651,764,065	$—	$—	$651,764,065
Canada	11,670,558	—	—	11,670,558
Brazil	10,801,770	—	—	10,801,770
United Kingdom	4,636,615	2,734,089	—	7,370,704
China	5,235,723	—	—	5,235,723
Panama	4,325,244	—	—	4,325,244
Bermuda	2,280,638	—	—	2,280,638
Short Term Securities	—	4,279,250	—	4,279,250
Mutual Funds	25,485,962	—	—	25,485,962

Total Investments	$716,200,575	$7,013,339	$—	$723,213,914

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 11/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$622,884,621

Gross unrealized appreciation	$123,582,829
Gross unrealized depreciation	(23,253,536)

Net unrealized appreciation (depreciation)	$100,329,293

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,504,002	54,222,456	(48,240,496)	25,485,962

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,690	$25,485,962

# MFS® Government Money Market Fund

11/30/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Government Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 77.5%
Fannie Mae, 0.125%, due 12/23/09	$1,200,000	$1,199,908
Fannie Mae, 0.31%, due 12/23/09	1,400,000	1,399,735
Fannie Mae, 0.1%, due 12/28/09	1,100,000	1,099,918
Fannie Mae, 0.1%, due 1/14/10	1,004,000	1,003,877
Fannie Mae, 0.14%, due 2/24/10	1,100,000	1,099,636
Federal Home Loan Bank, 0.21%, due 12/01/09	750,000	750,000
Federal Home Loan Bank, 0.11%, due 12/29/09	1,000,000	999,914
Federal Home Loan Bank, 0.1%, due 1/13/10	1,300,000	1,299,845
Federal Home Loan Bank, 0.09%, due 2/03/10	1,100,000	1,099,824
Federal Home Loan Bank, 0.1%, due 2/03/10	1,100,000	1,099,804
Federal Home Loan Bank, 0.285%, due 2/12/10	1,500,000	1,499,133
Federal Home Loan Bank, 0.16%, due 5/21/10	1,040,000	1,039,210
Federal Home Loan Bank, 0.145%, due 5/26/10	1,000,000	999,291
Freddie Mac, 0.31%, due 12/07/09	1,400,000	1,399,928
Freddie Mac, 0.07%, due 12/24/09	600,000	599,973
Freddie Mac, 0.12%, due 12/28/09	560,000	559,950
Freddie Mac, 0.13%, due 1/27/10	1,100,000	1,099,774
Freddie Mac, 0.29%, due 2/01/10	1,300,000	1,299,351
Freddie Mac, 0.255%, due 2/16/10	1,250,000	1,249,318
Freddie Mac, 0.355%, due 2/22/10	1,500,000	1,498,772
Freddie Mac, 0.11%, due 2/23/10	1,100,000	1,099,718
Freddie Mac, 0.2%, due 3/15/10	1,500,000	1,499,133
Freddie Mac, 0.25%, due 3/22/10	1,200,000	1,199,075
Freddie Mac, 0.21%, due 5/10/10	500,000	499,533

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$26,594,620

Repurchase Agreements – 22.8%
Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $3,624,015 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,696,492 in a jointly traded account)	$3,624,000	$3,624,000
Goldman Sachs, 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,218,019 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $4,302,367 in a jointly traded account)	4,218,000	4,218,000

Total Repurchase Agreements, at Cost		$7,842,000

Total Investments, at Amortized Cost and Value		$34,436,620

Other Assets, Less Liabilities – (0.3)%		(111,482)

Net Assets – 100.0%		$34,325,138

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $34,436,620.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Government Money Market Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$34,436,620	$—	$34,436,620

For further information regarding security characteristics, see the Portfolio of Investments.

2

# MFS® Money Market Fund

11/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 16.7%
Major Banks – 15.0%
Abbey National Treasury Services PLC (U.S. Branch), 0.17%, due 12/21/09	$18,589,000	$18,589,000
BNP Paribas Finance, Inc., 0.25%, due 12/04/09	19,900,000	19,900,000
Credit Agricole S.A., 0.6%, due 5/18/10	20,100,000	20,100,000
Credit Suisse, NY, 0.82%, due 8/02/10	19,600,000	19,600,000
Royal Bank of Canada, 0.24%, due 4/26/10	12,000,000	12,000,000

		$90,189,000

Other Banks & Diversified Financials – 1.7%
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	$10,100,000	$10,100,000

Total Certificates of Deposit, at Amortized Cost and Value		$100,289,000

Commercial Paper (y) – 44.0%
Computer Software – 1.0%
Microsoft Corp., 0.08%, due 12/29/09 (t)	$6,000,000	$5,999,625
Financial Institutions – 2.5%
General Electric Capital Corp., 0.16%, due 12/30/09	$15,082,000	$15,080,056
Food & Beverages – 3.0%
Coca-Cola Co., 0.22%, due 5/17/10 (t)	$2,750,000	$2,747,193
Coca-Cola Co., 0.25%, due 12/04/09 (t)	15,500,000	15,499,677

		$18,246,870

Major Banks – 18.1%
ANZ National (International) Ltd., 0.84%, due 6/25/10	$22,610,000	$22,501,321
Bank of America Corp., 0.24%, due 12/23/09	19,488,000	19,485,142
CBA Delaware Finance, Inc., 0.31%, due 3/25/10	19,550,000	19,530,808
JPMorgan Chase Funding, Inc., 0.23%, due 12/01/09	10,000,000	10,000,000
JPMorgan Chase Funding, Inc., 0.25%, due 4/19/10	9,070,000	9,061,245
Societe Generale North America, Inc., 0.16%, due 12/01/09	8,349,000	8,349,000
Toronto Dominion HDG USA, 0.4%, due 3/15/10	10,770,000	10,757,555
Toronto Dominion HDG USA, 0.6%, due 4/09/10	9,420,000	9,399,747

		$109,084,818

Other Banks & Diversified Financials – 13.2%
Bank of Nova Scotia, 0.2%, due 1/11/10	$9,343,000	$9,340,872
Citigroup Funding, Inc., 0.23%, due 12/07/09	19,313,000	19,312,260
HSBC USA, Inc., 0.23%, due 12/09/09	19,808,000	19,806,988
Nordea North America, Inc., 0.23%, due 3/08/10	9,100,000	9,094,361
Rabobank USA Financial Corp., 0.4%, due 1/15/10	21,743,000	21,732,129

		$79,286,610

Pharmaceuticals – 3.0%
Johnson & Johnson, 0.09%, due 1/25/10 (t)	$18,286,000	$18,283,486

Retailers – 3.2%
Wal-Mart Stores, Inc., 0.11%, due 12/07/09 (t)	$18,900,000	$18,899,654

Total Commercial Paper, at Amortized Cost and Value		$264,881,119

U.S. Government Agencies and Equivalents (y) – 15.3%
Fannie Mae, 0.145%, due 5/26/10	$18,200,000	$18,187,098
Farmer Mac, 0.06%, due 12/11/09	5,813,000	5,812,903
Federal Home Loan Bank, 0.05%, due 12/02/09	18,200,000	18,199,975
Federal Home Loan Bank, 0.04%, due 12/11/09	1,019,000	1,018,989
Federal Home Loan Bank, 0.145%, due 5/26/10	18,200,000	18,187,098
Freddie Mac, 0.05%, due 12/08/09	5,096,000	5,095,950
Freddie Mac, 0.07%, due 12/24/09	11,000,000	10,999,508
Freddie Mac, 0.112%, due 2/23/10	14,370,000	14,366,245

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$91,867,766

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MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements – 23.5%
Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $60,322,251 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $61,528,636 in a jointly traded account)	$60,322,000	$60,322,000
Goldman Sachs, 0.16%, dated 11/30/09, due 12/01/09, total to be received $60,322,268 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $61,528,543 in a jointly traded account)	60,322,000	60,322,000
Morgan Stanley, 0.12%, dated 11/30/09, due 12/01/09, total to be received $21,110,070 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $21,585,404 in a jointly traded account)	21,110,000	21,110,000

Total Repurchase Agreements, at Cost		$141,754,000

Floating Rate Demand Notes – 0.9%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.18%, due 12/01/09	5,730,000	$5,730,000

Total Investments, at Amortized Cost and Value		$604,521,885

Other Assets, Less Liabilities – (0.4)%		(2,364,527)

Net Assets – 100.0%		$602,157,358

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $604,521,885.

The following abbreviations are used in this report and are defined:

PLC Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$604,521,885	$—	$604,521,885

For further information regarding security characteristics, see the Portfolio of Investments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2010

*	Print name and title of each signing officer under his or her signature.